Leases - Summary of Supplemental Balance Sheet Information Related to Leases (Details)	Dec. 31, 2019
Leases [Abstract]
Weighted-average remaining lease term Operating leases	1 year 2 months 12 days
Weighted-average discount rate Operating lease	7.14%